REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets:
Long-lived assets	$ 4,483	$ 4,690
Israel [Member]
Long-lived assets:
Long-lived assets	1,586	1,779
United States [Member]
Long-lived assets:
Long-lived assets	2,892	2,907
Other [Member]
Long-lived assets:
Long-lived assets	$ 5	$ 4